Long-Term Loan (Details) - Schedule of long term loan	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Long-Term Loan	$ 4,567,114	¥ 31,500,300
Current portion of long-term loans	(4,349,591)	(30,000,000)
Total	217,523	1,500,300
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 72,493	¥ 500,000
Long-Term Loan Issuance Date	Oct. 06, 2022
Long-Term Loan Issuance Date	Sep. 23, 2024
Long-Term Loan Interest	7.27%	7.27%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 58,012	¥ 400,120
Long-Term Loan Issuance Date	Oct. 23, 2022
Long-Term Loan Issuance Date	Oct. 23, 2024
Long-Term Loan Interest	6.55%	6.55%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 87,018	¥ 600,180
Long-Term Loan Issuance Date	Dec. 30, 2022
Long-Term Loan Issuance Date	Dec. 23, 2024
Long-Term Loan Interest	7.13%	7.13%
Minsheng Bank [Member]
Debt Instrument [Line Items]
Long-Term Loan	$ 4,349,591	¥ 30,000,000
Long-Term Loan Issuance Date	Apr. 12, 2021
Long-Term Loan Issuance Date	Apr. 08, 2023
Long-Term Loan Interest	4.70%	4.70%